COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES.
Rental expenses under operating leases	¥ 8,455	¥ 5,432